Investments carried under the equity method (Tables)	12 Months Ended
Dec. 31, 2018
Investments carried under the equity method [Abstract]
Investments in associates
The table below shows the breakdown and the movement of the investments held in associates for 2018 and 2017:

Investments in associates	2018	2017
Initial balance	55,784	55,009
Share of (loss)/profit	5,231	5,351
Dividend distribution	(4,463)	(2,454)
Equity distribution	(122)	(549)
Others (incl. currency translation differences)	(3,011)	(1,573)
Final balance	53,419	55,784

Stand-alone amounts for associated companies
The tables below show a breakdown of stand-alone amounts of assets, revenues and profit and loss as well as other information of interest for the years 2018 and 2017 for the associated companies:

Company	% Shares	Non- current assets	Current assets	Non- current liabilities	Current liabilities	Revenue	Operating profit/ (loss)	Net profit/ (loss)	Investment under the equity method
Evacuación Valdecaballeros, S.L.	57.16	19,679	820	381	420	320	(668)	(693)	8,773
Myah Bahr Honaine, S.P.A.(*)	25.50	186,484	63,224	81,942	13,184	50,118	25,778	22,193	43,161
Pectonex, R.F. Proprietary Limited	50.00	3,186	-	-	2	-	(209)	(209)	1,485
Evacuación Villanueva del Rey, S.L	40.02	3,190	257	2,021	383	-	44	-	-
Ca Ku A1, S.A.P.I de CV (PTS)	5.00	50,547	13	-	50,625	-	(83)	(624)	-
As of December 31, 2018		263,086	64,314	84,344	64,614	50,438	24,862	20,667	53,419

Company	% Shares	Non- current assets	Current assets	Non- current liabilities	Current liabilities	Revenue	Operating profit/ (loss)	Net profit/ (loss)	Investment under the equity method
Evacuación Valdecaballeros, S.L.	57.16	21,306	841	373	451	298	(708)	(730)	9,175
Myah Bahr Honaine, S.P.A.(*)	25.50	195,275	64,114	91,205	12,649	46,767	28,468	24,464	43,365
Pectonex, R.F. Proprietary Limited	50.00	3,904	-	-	2	-	(206)	(206)	3,244
Evacuación Villanueva del Rey, S.L	40.02	3,526	53	2,265	190	-	37	-	-
As of December 31, 2017		240,011	65,008	93,843	13,292	47,065	27,591	23,528	55,784